Supplement Dated February 12, 1997, to the Bailard, Biehl & Kaiser International Bond Fund Prospectus and Statement of Additional Information dated January 28, 1997

Effective as of February 18, 1997, the business address for Bailard, Biehl & Kaiser Inc., the Bailard, Biehl & Kaiser International Bond Fund, the Bailard, Biehl & Kaiser International Fund Group, and BB&K Fund Services Inc., will change to:

                           950 Tower Lane, Suite #1900
                           Foster City, CA 94404-2131